RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				9 Months Ended
	Mar. 09, 2023	Feb. 07, 2023	Oct. 12, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Non convertible promissory note	$ 167,894	$ 167,894
Due from related party				$ 0		$ 0
Purchase Agreement [Member]
Payments to Acquire Investments			$ 1,500,000
Purchase Agreement [Member] | Common Class B [Member]
Stock purchased shares			2,623,120
Purchase Agreement [Member] | Private Placement Warrants [Member]
Warrants purchased shares			4,298,496
Remote Intelligence [Member]
Loans payable				226,247		226,247
Wildlife Specialists [Member]
Loans payable				135,500		135,500
SPAC [Member]
Loans payable				0		$ 1,702,014
Optilan [Member]
Directors fees				$ 0	$ 0